ACQUISITIONS (Schedule of Allocation of Purchase Price) (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 12, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consideration:
Deferred consideration				$ 2,080
Identifiable assets acquired, and liabilities assumed:
Goodwill		$ 41,144	$ 41,144
Kaalbi Technologies Private Ltd. (ShieldSquare) [Member]
Consideration:
Cash consideration paid on closing date, including working capital adjustments	$ 12,239
Deferred consideration	2,080
Total purchase price	14,319
Identifiable assets acquired, and liabilities assumed:
Technology	7,385
Goodwill	8,970
Other current assets	271
Deferred tax liability	(2,307)
Total identifiable assets acquired, and liabilities assumed	$ 14,319